Goodwill and Other Intangible Assets, net - Schedule of Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Other Intangible Assets [Line Items]
2013	$ 91.7
2014	86.2
2015	82.0
2016	80.8
2017	80.2
Thereafter	683.2
Total	$ 1,104.1	$ 1,138.4